CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENT SCHEDULE I

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	12,592	94,162	13,465
Amounts due from subsidiaries and Affiliated Entities	7,109,706	6,873,533	982,902
Prepayments and other current assets, net	147	12,618	1,804
Total current assets	7,122,445	6,980,313	998,171

Total assets	7,122,445	6,980,313	998,171

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	661	1,220	174
Total current liabilities	661	1,220	174
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	6,041,193	5,948,792	850,666
Total non-current liabilities	6,041,193	5,948,792	850,666
Total liabilities	6,041,854	5,950,012	850,840

Equity

Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the board of directors) authorized as of December 31, 2024 and 2025; 389,331,539 shares (including 371,958,039 Class A shares and 17,373,500 Class B shares) and 345,326,342 shares (including 327,952,842 Class A shares and 17,373,500 Class B shares) issued as of December 31, 2024 and 2025, respectively; 351,162,158 shares (including 333,788,658 Class A shares and 17,373,500 Class B shares) and 327,628,481 shares (including 310,254,981 Class A shares and 17,373,500 Class B shares) outstanding as of December 31, 2024 and 2025, respectively)

	249	219	31
Less: Treasury stock (38,169,381 shares and 17,697,861 shares as of December 31, 2024 and 2025, respectively)	(329,668)	(82,474)	(11,794)
Additional paid-in capital	9,146,928	9,122,119	1,304,446
Accumulated other comprehensive income	313,460	307,446	43,964
Accumulated deficit	(8,050,378)	(8,317,009)	(1,189,316)
Total Tuniu Corporation shareholders’ equity	1,080,591	1,030,301	147,331
Total liabilities and equity	7,122,445	6,980,313	998,171

FINANCIAL STATEMENT SCHEDULE I

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(3,790)	(1,590)	(4,943)	(707)
Total operating expenses	(3,790)	(1,590)	(4,943)	(707)
Loss from operations	(3,790)	(1,590)	(4,943)	(707)
Share of (loss)/ income of subsidiaries and affiliated entities	(102,773)	65,251	36,629	5,238
Other income
Foreign exchange gains/ (losses), net	882	2,294	(2,204)	(315)
Other income, net	6,390	11,219	1,643	236
(Loss)/income before income tax expense	(99,291)	77,174	31,125	4,452

Net (loss)/income	(99,291)	77,174	31,125	4,452
Net (loss)/income attributable to ordinary shareholders	(99,291)	77,174	31,125	4,452

Net (loss)/income	(99,291)	77,174	31,125	4,452
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax	6,435	8,044	(6,013)	(860)
Comprehensive (loss)/income	(92,856)	85,218	25,112	3,592

FINANCIAL STATEMENT SCHEDULE I

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Cash provided by/ (used in) operating activities	313	6,015	(20,469)	(2,927)
Cash (used in)/provided by investing activities	(450)	2,725	108,951	15,579
Cash provided by/ (used in) financing activities	9	2,810	(6,210)	(888)

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(20)	(102)	(702)	(100)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(148)	11,448	81,570	11,664
Cash, cash equivalents and restricted cash at the beginning of year	1,292	1,144	12,592	1,801
Cash, cash equivalents and restricted cash at the end of year	1,144	12,592	94,162	13,465
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(32)	(11)	(10)	(1)

FINANCIAL STATEMENT SCHEDULE I

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note to Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and Affiliated Entities. Such investments in subsidiaries and Affiliated Entities are presented as investment deficit in subsidiaries and Affiliated Entities and the loss of the subsidiaries and Affiliated Entities is presented as share of loss of subsidiaries and Affiliated Entities.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures to the consolidated financial statements contain information relating to the operations of the parent company and, as such, this schedule should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2025, the parent company had no significant capital and other commitments, long-term obligations, or guarantee, except for those which have separately disclosed in the consolidated financial statements.